Inventories	12 Months Ended
Mar. 31, 2020
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Inventories
(9) Inventories
Inventories as of March 31, 2019 and 2020 consist of the following:

	Yen (millions)
	2019	2020
Finished goods	¥973,797	¥909,076
Work in process	78,006	76,264
Raw materials	534,984	575,228

Total	¥1,586,787	¥1,560,568

The amounts of write-down of inventories recognized as an expense for the years ended March 31, 2018, 2019 and 2020 are ¥67,768 million, ¥32,565 million and ¥37,752 million, respectively.